Loss per share	12 Months Ended
Oct. 31, 2021
Earnings per share [abstract]
Loss per share	Loss per share
For comparability, the weighted average number of ordinary shares and the number of potential common shares have been scaled by the exchange ratio of 1:39.91 for periods prior to the completion of the business combination on August 10, 2021.

	Year Ended October 31,
	2021	2020	2019
Net loss	$(226,559,288)	$(9,275,962)	$(4,100,782)
Weighted average number of ordinary shares	110,119,135	82,571,828	71,891,372

Basic and diluted loss per share	$(2.06)	$(0.11)	$(0.06)

Adjustments for diluted loss per share were not made for the twelve months ended October 31, 2021, 2020 and 2019 as they would be anti-dilutive in nature. The following potential common shares are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share:

	Year Ended October 31,
	2021	2020	2019
Stock options	5,296,553	5,327,985	3,991,000
Warrants	22,999,894	—	—
Convertible debt	7,493,795	—	536,231
Restricted share units	716,763	87,084	—
	36,507,005	5,415,069	4,527,231